Provisions and other current liabilities - Accruals for deductions from revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
January 1	$ 212	$ 194	$ 213
Additions	540	662	603
Payments/utilizations	(537)	(646)	(613)
Changes in offset against gross trade receivables	(2)	1	2
Currency translation effects	4	1	(11)
December 31	$ 217	$ 212	$ 194